UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	January 25, 2010

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  158

Form 13F Information Table Value Total: $3,699,447

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Babcock & Brown Air Ltd	SPONSORED ADR	 05614P101	 725 		80,600 		Sole		80,600
Bank of America         Common Eq UNIT 	 060505419	 970 		 65,000 			Sole		65,000
Dune Energy, Inc.	COM PAR $0.001	 265338509	 223 		 990,122 			Sole		990,122
Durect Corporation	COM	         266605104	 9,936 		 4,022,489 			Sole		4,022,489
Emmis Communications 	PFD CV SER A	 291525202	 2,099 		 142,337 			Sole		142,337
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 82,210 	 692,062 			Sole		692,062
Ford Trust	        PFD TR CV6.5%	 345395206	 32,496 	 814,029 			Sole		814,029
JP Morgan Chase & Co.	*W EXP 10/28/201 46634E114	 6,105 		 458,000 			Sole		458,000
Mirant	                *W EXP 01/03/201 60467R118	 125 		 259,900 			Sole		259,900
Mirant	                *W EXP 01/03/201 60467R126	 45 		 65,200 			Sole		65,200
Quadramed Corp	        COM NEW	         74730W507	 413 		 49,260 			Sole		49,260
Raytheon Company	*W EXP 06/16/201 755111119	 761 		 52,500 			Sole		52,500
Simon Property	        PFD CONV I 6%	 828806802	 92,936 	 1,366,707 			Sole		1,366,707
Wells Fargo & Company	PERP PFD CNV A	 949746804	 15,055 	 16,400 			Sole		16,400
Aspen Insurance Hold	PFD PRP INC EQ	 G05384113	 20,415 	 390,710 			Sole		390,710
ASM International	NOTE 4.250%12/0	 00207DAG7	 835 		 642,000 			Sole
Advanced Micro Devices	NOTE 6.000% 5/0	 007903AL1	 4,815 		 5,320,000 			Sole
Affiliated Managers Gr	NOTE 5/0	 008252AC2	 3,519 		 2,914,000 			Sole
Affiliated Managers Gr	NOTE 3.950% 8/1	 008252AL2	 54,626 	 54,745,000 			Sole
Alcoa Inc	        NOTE 5.250% 3/1	 013817AT8	 2,294 		 880,000 			Sole
Allegheny Technologies	NOTE 4.250% 6/0	 01741RAD4	 51,622 	 37,170,000 			Sole
Allergan, Inc	        NOTE 1.500% 4/0	 018490AL6	 47,393 	 40,856,000 			Sole
Alliance Data Systems	NOTE 1.750% 8/0	 018581AD0	 62,330 	 61,371,000 			Sole
Alliant Techsystems	NOTE 2.750% 9/1	 018804AN4	 987 		 931,000 			Sole
Johnson & Johnson	SDCV 7/2	 02261WAB5	 134,330 	 142,525,000 			Sole
American Equity Invstmt	NOTE 5.250%12/0	 025676AE7	 17,047 	 17,395,000 			Sole
American Medical Syst 	NOTE 4.000% 9/1	 02744MAB4	 1,362 		 1,122,000 			Sole
AmeriCredit Corp	NOTE 2.125% 9/1	 03060RAR2	 1,761 		 2,000,000 			Sole
Amgen Inc	        NOTE 3/0	 031162AL4	 3,522 		 4,727,000 			Sole
Amgen Inc	        NOTE 0.375% 2/0	 031162AQ3	 35,178 	 34,830,000 			Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	 032346AF5	 3,328 		 4,240,000 			Sole
Thermo Fisher Scient	DBCV 12/1	 03760AAK7	 58,902 	 36,481,000 			Sole
Arcelormittal	        NOTE 5.000% 5/1	 03938LAK0	 63,310 	 37,545,000 			Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	 039483AW2	 66,414 	 62,830,000 			Sole
Beazer Homes USA	NOTE 4.625% 6/1	 07556QAL9	 2,529 		 2,690,000 			Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	 075811AD1	 76,253 	 66,235,000 			Sole
Best Buy Co.	        SDCV 2.250% 1/1	 086516AF8	 134,131 	 125,283,000 			Sole
BlackRock, Inc	        DBCV 2.625% 2/1	 09247XAB7	 2,336 		 1,000,000 			Sole
Borgwarner Inc	        NOTE 3.500% 4/1	 099724AF3	 6,432 		 5,115,000 			Sole
Cadence Design Systems 	NOTE 1.375%12/1	 127387AD0	 459 		 490,000 			Sole
CapitalSource Inc	SDCV 4.000% 7/1	 14055XAE2	 6,634 		 7,250,000 			Sole
CapitalSource Inc	NOTE 7.250% 7/1	 14055XAG7	 47,354 	 52,470,000 			Sole
Carnival Corporation	DBCV 2.000% 4/1	 143658AN2	 152,334 	 146,299,000 			Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	 150934AF4	 24,763 	 28,463,000 			Sole
Central European Dist	NOTE 3.000% 3/1	 153435AA0	 5,634 		 6,580,000 			Sole
Cephalon Inc	        NOTE 2.000% 6/0	 156708AP4	 1,843 		 1,300,000 			Sole
Cephalon Inc	        NOTE 2.500% 5/0	 156708AR0	 52,076 	 46,705,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	 159864AB3	 945 		 973,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	 16359RAC7	 23,099 	 26,387,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	 165167CA3	 22,985 	 25,835,000 			Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	 165167CB1	 20,396 	 26,925,000 			Sole
China Medical Tech Corp	NOTE 4.000% 8/1	 169483AC8	 12,420 	 19,400,000 			Sole
Coeur DAlene Mines Corp	NOTE 3.250% 3/1	 192108AR9	 6,802 		 7,600,000 			Sole
Commscope, Inc	        NOTE 3.250% 7/0	 203372AG2	 1,430 		 1,200,000 			Sole
Conexant Systems	NOTE 4.000% 3/0	 207142AH3	 18,643 	 20,100,000 			Sole
Danaher Corporation	NOTE 1/2	 235851AF9	 70,312 	 63,550,000 			Sole
Dixie Group, Inc	SDCV 7.000% 5/1	 255519AA8	 164 		 191,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	 25746UAT6	 104,098 	 91,515,000 			Sole
EMC Corp	        NOTE 1.750%12/0	 268648AK8	 106,328 	 87,920,000 			Sole
EMC Corp	        NOTE 1.750%12/0	 268648AM4	 20,780 	 16,691,000 			Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	 292052AB3	 3,038 		 4,500,000 			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	 29257MAB6	 16,898 	 20,483,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	 292659AA7	 11,840 	 18,500,000 			Sole
EnPro Industries, Inc	DBCV 3.938%10/1	 29355XAB3	 39,822 	 39,137,000 			Sole
Epicor Software Corp	NOTE 2.375% 5/1	 29426LAA6	 2,220 		 2,570,000 			Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	 30225XAA1	 60,346 	 51,115,000 			Sole
Thermo Fisher Scientifi	NOTE 3.250% 3/0	 338032AX3	 17,555 	 13,150,000 			Sole
Global Crossing Ltd	NOTE 5.000% 5/1	 37932JAA1	 26,241 	 26,777,000 			Sole
Great Atlantic Pac Tea	NOTE 6.750%12/1	 390064AK9	 14,028 	 15,500,000 			Sole
Greenbrier Companies	NOTE 2.375% 5/1	 393657AD3	 3,945 		 5,208,000 			Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	 404132AB8	 23,102 	 18,620,000 			Sole
Hasbro	                DBCV 2.750%12/0	 418056AN7	 20,571 	 13,760,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	 42210PAD4	 16,794 	 23,050,000 			Sole
Horizon Lines Inc	NOTE 4.250% 8/1	 44044KAB7	 17,156 	 21,050,000 			Sole
iStar Financial	        FRNT 10/0	 45031UBF7	 2,240 		 4,000,000 			Sole
Illumina Inc	        NOTE 0.625% 2/1	 452327AB5	 2,347 		 1,600,000 			Sole
Ingersoll-Rand Company 	NOTE 4.500% 4/1	 45687AAD4	 2,054 		 1,000,000 			Sole
Intel Corp	        SDCV 2.950%12/1	 458140AD2	 72,397 	 74,825,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	 460690BE9	 24,411 	 24,110,000 			Sole
Invacare Corp	        SDCV 4.125% 2/0	 461203AD3	 2,338 		 2,048,000 			Sole
Life Technologies	NOTE 2.000% 8/0	 46185RAJ9	 2,159 		 1,400,000 			Sole
Life Technologies	NOTE 3.250% 6/1	 46185RAM2	 3,006 		 2,502,000 			Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	 47102XAG0	 15,281 	 12,680,000 			Sole
Jazz Technologies Inc	NOTE 8.000%12/3	 47214EAA0	 32,901 	 38,036,000 			Sole
Jefferies Group, Inc	DBCV 3.875%11/0	 472319AG7	 12,403 	 12,500,000 			Sole
KKR Financial Holdings	NOTE 7.000% 7/1	 48248AAB4	 12,624 	 13,520,000 			Sole
L-1 Identity Solutions	NOTE 3.750% 5/1	 50212AAB2	 4,969 		 5,445,000 			Sole
L-3 Communications Hld	DEBT 3.000% 8/0	 502413AW7	 33,549 	 31,841,000 			Sole
Level 3 Communications	NOTE 3.500% 6/1	 52729NBK5	 19,901 	 22,455,000 			Sole
Level 3 Communications	NOTE 7.000% 3/1	 52729NBP4	 54,056 	 46,500,000 			Sole
Liberty Media	        DEB 3.500% 1/1	 530715AN1	 62,604 	 126,601,000 			Sole
Liberty Media	        DEB 3.250% 3/1	 530715AR2	 86,834 	 145,341,000 			Sole
Liberty Media	        DEB 3.125% 3/3	 530718AF2	 93,567 	 92,412,000 			Sole
LifePoint Hospitals     NOTE 3.500% 5/1	 53219LAH2	 1,146 		 1,229,000 			Sole
Lifetime Brands, Inc	NOTE 4.750% 7/1	 53222QAB9	 31,506 	 35,500,000 			Sole
Linear Technology Corp	NOTE 3.000% 5/0	 535678AC0	 221 		 220,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	 538034AB5	 14,369 	 18,600,000 			Sole
Medtronic, Inc	        NOTE 1.500% 4/1	 585055AL0	 2,617 		 2,575,000 			Sole
Medtronic, Inc	        NOTE 1.625% 4/1	 585055AM8	 125,646 	 120,230,000 			Sole
Micron Technology, Inc	NOTE 1.875% 6/0	 595112AH6	 21,687 	 22,300,000 			Sole
Millipore Corp	        NOTE 3.750% 6/0	 601073AD1	 1,514 		 1,467,000 			Sole
Molson Coors Brewing Co NOTE 2.500% 7/3	 60871RAA8	 82,129 	 74,160,000 			Sole
Mylan, Inc	        NOTE 1.250% 3/1	 628530AG2	 11,454 	 11,000,000 			Sole
Nabors Industries, Ltd	NOTE 0.940% 5/1	 629568AP1	 688 		 700,000 			Sole
Nasdaq Stock Market Inc	NOTE 2.500% 8/1	 631103AA6	 44,328 	 47,665,000 			Sole
Nash Finch Company	FRNT 3.500% 3/1	 631158AD4	 1,058 		 2,298,000 			Sole
PNC Financial Services 	NOTE 4.000% 2/0	 635405AW3	 16,488 	 16,185,000 			Sole
Navistar Intl	        NOTE 3.000%10/1	 63934EAL2	 6,679 		 6,410,000 			Sole
NetApp, Inc	        NOTE 1.750% 6/0	 64110DAB0	 1,690 		 1,364,000 			Sole
Newell Rubbermaid Inc	NOTE 5.500% 3/1	 651229AH9	 1,695 		 900,000 			Sole
Newmont Mining Corp 	NOTE 1.250% 7/1	 651639AH9	 103,073 	 82,241,000 			Sole
Newmont Mining Corp	NOTE 1.625% 7/1	 651639AJ5	 200 		 160,000 			Sole
Old Republic Interl Crp	NOTE 8.000% 5/1	 680223AF1	 27,390 	 24,427,000 			Sole
Omnicare, Inc	        DBCV 3.250%12/1	 681904AL2	 633 		 769,000 			Sole
Omnicom Group	        NOTE 7/0	 681919AT3	 6,569 		 6,610,000 			Sole
Omnicom Group	        NOTE 7/3	 681919AV8	 13,843 	 14,000,000 			Sole
Onyx Pharmaceuticals	NOTE 4.000% 8/1	 683399AB5	 725 		 680,000 			Sole
Pixelworks	        SDCV 1.750% 5/1	 72581MAB3	 7,928 		 9,060,000 			Sole
Barrick Gold Corp	DBCV 2.750%10/1	 725906AK7	 1,641 		 1,000,000 			Sole
Playboy Enterprises	NOTE 3.000% 3/1	 728117AB8	 3,613 		 4,129,000 			Sole
ProLogis	        NOTE 2.250% 4/0	 743410AQ5	 13,130 	 14,214,000 			Sole
ProLogis	        NOTE 1.875%11/1	 743410AR3	 17,382 	 19,530,000 			Sole
ProLogis	        NOTE 2.625% 5/1	 743410AS1	 14,155 	 15,750,000 			Sole
Quanta Services, Inc	NOTE 3.750% 4/3	 74762EAE2	 38,774 	 35,050,000 			Sole
Rayonier Inc	        NOTE 3.750%10/1	 75508AAB2	 28,091 	 26,190,000 			Sole
Rite Aid Corp	        NOTE 8.500% 5/1	 767754BU7	 3,125 		 3,069,000 			Sole
Safeguard Scientifics	DBCV 2.625% 3/1	 786449AG3	 14,404 	 15,162,000 			Sole
School Specialty Inc	NOTE 3.750% 8/0	 807863AE5	 5,171 		 5,210,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	 807863AL9	 1,892 		 2,000,000 			Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	 82966UAD5	 20,267 	 22,394,000 			Sole
Sotheby's	        NOTE 3.125% 6/1	 835898AC1	 40,376 	 41,460,000 			Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	 846822AE4	 1,685 		 2,055,000 			Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	 858119AP5	 2,688 		 2,100,000 			Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	 859737AB4	 86,174 	 81,775,000 			Sole
Stewart Enterprises     NOTE 3.375% 7/1	 860370AK1	 4,787 		 5,733,000 			Sole
Symantec Corporation	NOTE 0.750% 6/1	 871503AD0	 371 		 340,000 			Sole
Symantec Corporation	NOTE 1.000% 6/1	 871503AF5	 1,271 		 1,130,000 			Sole
Tech Data Corporation	DBCV 2.750%12/1	 878237AE6	 4,440 		 4,111,000 			Sole
Teradyne, Inc	        NOTE 4.500% 3/1	 880770AE2	 2,108 		 1,000,000 			Sole
Terex Corp	        NOTE 4.000% 6/0	 880779AV5	 1,425 		 1,000,000 			Sole
Teva Pharm	        NOTE 1.750% 2/0	 88165FAA0	 1,887 		 1,525,000 			Sole
Textron Inc	        NOTE 4.500% 5/0	 883203BN0	 1,929 		 1,200,000 			Sole
3M Co	                NOTE 11/2	 88579YAB7	 109,736 	 122,269,000 			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	 887319AC5	 2,159 		 1,947,000 			Sole
Toreador Resources Corp	NOTE 5.000%10/0	 891050AB2	 21,453 	 22,231,000 			Sole
Transocean Inc	        NOTE 1.625%12/1	 893830AU3	 2,977 		 3,000,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	 893830AV1	 3,284 		 3,380,000 			Sole
Transocean Inc	        NOTE 1.500%12/1	 893830AW9	 8,029 		 8,310,000 			Sole
Trico Marine Services	NOTE 3.000% 1/1	 896106AQ4	 5,929 		 9,800,000 			Sole
Trico Marine Services	DBCV 8.125% 2/0	 896106AW1	 6,477		 7,550,000 			Sole
UAL Corporation	        NOTE 6.000%10/1	 902549AJ3	 3,990 		 2,400,000 			Sole
US Airways Group, Inc	NOTE 7.000% 9/3	 90341WAB4	 28,722 	 30,555,000 			Sole
US Airways Group, Inc	NOTE 7.250% 5/1	 911905AC1	 18,560 	 14,500,000 			Sole
United States Steel 	NOTE 4.000% 5/1	 912909AE8	 3,020 		 1,614,000 			Sole
VeriFone Holdings, Inc	NOTE 1.375% 6/1	 92342YAB5	 9,874 		 11,300,000 			Sole
Wesco International	DBCV 6.000% 9/1	 95082PAH8	 7,060 		 5,784,000 			Sole
Western Refining, Inc	NOTE 5.750% 6/1	 959319AC8	 19,467 	 24,525,000 			Sole
Xilinx, Inc	        SDCV 3.125% 3/1	 983919AD3	 185 		 200,000 			Sole
			                              3,699,447